Income Tax (Details 5) - 2017 $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure of Income Tax [Line Items]
Tax loss carryforwards	$ 73,538
Year of expiration / maturity	2027